Equity (Details) - Warrants [Member]	12 Months Ended
Aug. 31, 2018 $ / shares shares
Options Outstanding, Balance, August 31, 2017 | shares	125
Options Outstanding, Granted | shares
Options Outstanding, Exercised | shares
Options Outstanding, Cancelled | shares	(125)
Options Outstanding, Balance, August 31, 2018 | shares
Weighted average exercise price, Balance, August 31, 2017 | $ / shares	$ 1.00
Weighted average exercise price, Granted | $ / shares	0.00
Weighted average exercise price, Exercised | $ / shares	0.00
Weighted average exercise price, Cancelled | $ / shares	1.00
Weighted average exercise price, Balance, August 31, 2018 | $ / shares	$ 0.00
Weighted average remaining contractual life, Balance, August 31, 2017	2 years 3 months 18 days